INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS AT FAIR VALUE (Details Narrative) (USD $) In Thousands, unless otherwise specified				0 Months Ended							0 Months Ended
	Jun. 30, 2013	Jan. 04, 2013	Dec. 31, 2012	Dec. 13, 2011 MSRs Pool 1	Jun. 05, 2012 MSRs Pool 2	Jun. 05, 2012 MSRs Pool 2 As reported at 12/31/12	Jun. 29, 2012 MSRs	Jun. 29, 2012 MSRs Pool 3	Jun. 29, 2012 MSRs Pool 4	Jun. 29, 2012 MSRs Pool 5	May 20, 2013 MSRs Pool 11
Percentage of Investment co-owned by Nationstar		33.00%		35.00%	35.00%		35.00%				34.00%
Percentage of Investment owned by New Residential		67.00%		65.00%	65.00%		65.00%				66.00%
Amount invested				$ 44,000	$ 42,000	$ 44,000	$ 176,500				$ 2,400
Unpaid principal balance of underlying mortgage				9,900,000	10,400,000		63,700,000	9,800,000	6,300,000	47,600,000
Non-conforming loans in private label securitizations of portfolio (percent)							75.00%
Conforming loans in GSE pools of portfolio (percent)							25.00%
Repurchase agreements	$ 1,474,338		$ 150,922